UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas              Rochester, NY                08/14/08
------------------             ----------------             --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


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                                         TITLE OF             VALUE   SHARES/   SH/  PUT/  INVSTMNT OTHER       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP   (x$1000) PRN AMT   PRN  CALL  DSCRTN   MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM INC                             COM       056752108   9,045     28,900     SH        SOLE      N/A     28,900
CBEYOND INC                               COM       149847105   8,924    557,076     SH        SOLE      N/A    557,076
CNINSURE INC                              COM       18976M103   2,028    138,239     SH        SOLE      N/A    138,239
CTRIP COM INTL LTD                        COM       22943F100   3,605     78,736     SH        SOLE      N/A     78,736
DEALERTRACK HOLDINGS INC                  COM       242309102   2,829    200,800     SH        SOLE      N/A    200,800
LOOPNET INC                               COM       543524300   9,904    876,431     SH        SOLE      N/A    876,431
MERCADOLIBRE INC                          COM       58733R102   7,700    223,307     SH        SOLE      N/A    223,307
MSCI INC                                  COM       55354G100   5,253    144,750     SH        SOLE      N/A    144,750
NATIONAL RESEARCH CORP                    COM       637372103     626     23,723     SH        SOLE      N/A     23,723
NET 1 UEPS TECHNOLOGIES INC               COM       64107N206   4,139    170,333     SH        SOLE      N/A    170,333
NEW ORIENTAL EDUCATION AND TECHNOLOGY     COM       647581107   3,456     59,150     SH        SOLE      N/A     59,150
ONVIA INC                                 COM       68338T403      94     18,342     SH        SOLE      N/A     18,342
UCN INC                                   COM       902636109   2,784  1,199,843     SH        SOLE      N/A  1,199,843
YUCHENG TECHNOLOGIES LTD                  COM       G98777108   1,250    111,693     SH        SOLE      N/A    111,693

                                              14                      61,637
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:         61,637
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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